As filed with the Securities and Exchange Commission on August 20, 2015
1933 Act Registration No. 333-193272
1940 Act Registration No. 811-08517

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 3 /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 444 /X/

Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)

Lincoln Investor Advantage® Variable Annuity

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Charles A. Brawley, III, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and Address of Agent for Service)

Copy to:

Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on September 18, 2015, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _______, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

/x/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registration Statement on Form N-4 is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in the Registrant's Registration Statement (File No. 333-193272) as follows: Part A is incorporated by reference to the 497 Filing filed on May 4, 2015, as supplemented on May 20, 2015; Part B is incorporated by reference to the 497 Filing filed on May 4, 2015; Part C is incorporated by reference to Post-Effective Amendment No. 2 filed on June 4, 2015.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 20th day of August, 2015.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
(Registrant)
Lincoln Investor Advantage® Variable Annuity

By: /s/ Daniel P. Herr
Daniel P. Herr
       Vice President, The Lincoln National Life Insurance Company
       (Title)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:  /s/ Stephen R. Turer
                                                                  Stephen R. Turer
       (Signature-Officer of Depositor)
Vice President, The Lincoln National Life Insurance Company
(Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on August 20, 2015.

Signature	Title

*___________________________________ Dennis R. Glass	President and Director (Principal Executive Officer)
* __________________________________ Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
*___________________________________ Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
___________________________________ Wilford H. Fuller	Executive Vice President and Director
*___________________________________ Mark E. Konen	Executive Vice President and Director
*__________________________________ Keith J. Ryan	Vice President and Director
* By /s/ Daniel P. Herr, Pursuant to a Power of Attorney Daniel P. Herr